Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table represents revenues, gross profit and operating income by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Apex	$508,743	$—	$—
Oxford (formerly IT and Engineering)	345,380	266,742	178,688
Life Sciences	162,799	155,324	109,495
Physician	102,679	80,617	73,595
Healthcare	57,914	44,956	39,542
	$1,177,515	$547,639	$401,320
Gross Profit:
Apex	$140,669	$—	$—
Oxford (formerly IT and Engineering)	122,043	94,967	64,775
Life Sciences	55,874	52,643	37,776
Physician	31,455	25,858	23,847
Healthcare	18,495	14,360	12,933
	$368,536	$187,828	$139,331
Operating Income (Loss):
Apex (1)	$21,593	$—	$—
Oxford (formerly IT and Engineering)	48,802	31,816	13,910
Life Sciences	11,626	10,727	5,305
Physician	8,383	5,347	5,010
Healthcare	(5,452)	(7,807)	(8,004)
	$84,952	$40,083	$16,221
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Reconciliation of Assets from Segment to Consolidated
The Company does not report Life Sciences and Healthcare segments’ total assets separately as the operations are largely centralized. The following table represents total assets as allocated by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Total Assets:
Apex	$642,594	$—	$—
Oxford (formerly IT and Engineering)	231,211	218,810	202,229
Life Sciences and Healthcare	139,601	107,915	74,979
Physician	84,615	83,940	63,908
	$1,098,021	$410,665	$341,116

Reconciliation Of Accounts Receivable From Segment To Consolidated
The Company does not report all assets by segment for all reportable segments. The following table represents identifiable assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Gross Accounts Receivable:
Apex	$132,575	$—	$—
Oxford (formerly IT and Engineering)	56,336	47,658	30,725
Life Sciences	21,041	21,727	14,107
Healthcare	18,116	11,568	9,628
Physician	18,905	15,749	10,233
	$246,973	$96,702	$64,693

Schedule of Revenue by Geographical Areas
The Company operates internationally, with operations in the United States, Europe, Canada, China, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Domestic	$1,099,746	$479,508	$370,572
Foreign	77,769	68,131	30,748
	$1,177,515	$547,639	$401,320

Long Lived Assets By Geographic Location Domestic And Foreign
The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2012	2011	2010
Long-lived Assets:
Domestic	$40,062	$19,078	$19,826
Foreign	2,006	1,033	754
	$42,068	$20,111	$20,580